UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-21537

Name of Fund: Multi-Strategy Hedge Opportunities LLC

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Multi-Strategy Hedge Opportunities LLC, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/2007

Date of reporting period: 04/01/06 - 06/30/06

Item 1 - Schedule of Investments

Multi-Strategy Hedge Opportunities LLC
Schedule of Investments as of June 30, 2006                    (in U.S. dollars)

Strategy                               Portfolio Funds                                                           Value
--------------------------------------------------------------------------------------------------------------------------
Convertible Arbitrage - 6.6%           Aristeia Partners LP                                                  $   2,110,602
                                       Context Advantage Fund LP                                                 6,256,393
                                                                                                             -------------
                                                                                                                 8,366,995
--------------------------------------------------------------------------------------------------------------------------
Directional - 22.5%                    CRG Partners LP                                                           4,804,296
                                       Cornerstone International Value Fund LLC                                  3,410,273
                                       Denali Partners LP                                                        1,502,751
                                       FORT Global Contrarian LP                                                 1,768,700
                                       FX Concepts Global Funds Master Trust                                     3,933,435
                                       Grinham Diversified Fund (US) LP                                          3,918,324
                                       Grossman Currency Fund LP                                                 3,265,116
                                       Kottke Arbitrage Opportunity Fund LLC                                     3,674,737
                                       Salem Futures Fund LP                                                     2,022,774
                                                                                                             -------------
                                                                                                                28,300,406
--------------------------------------------------------------------------------------------------------------------------
Equity Neutral - 4.9%                  Ventus US$ Double Leverage Fund                                           4,006,280
                                       Zaxis Equity Neutral LP                                                   2,200,381
                                                                                                             -------------
                                                                                                                 6,206,661
--------------------------------------------------------------------------------------------------------------------------
Equity Opportunistic - 38.1%           Glenview Institutional Partners LP                                        9,054,165
                                       Hayground Cove Institutional Partners LP                                  4,498,851
                                       Kinetics Partners LP                                                      7,040,879
                                       Martin Currie Absolute Return Funds Ltd Daijiro                           4,132,746
                                       Maverick Levered Partners LP                                              5,150,217
                                       Neon Liberty Emerging Markets Fund LP                                     2,510,942
                                       North Sound Legacy Institutional Fund LLC                                 6,223,493
                                       SR Phoenicia LP                                                           4,454,469
                                       Trivium Institutional Onshore Fund LP                                     4,973,526
                                                                                                             -------------
                                                                                                                48,039,288
--------------------------------------------------------------------------------------------------------------------------
Event Driven - 22.7%                   Canyon Value Realization Fund LP                                          7,444,550
                                       Golden Tree Credit Opportunities LP                                       7,098,676
                                       LibertyView Credit Opportunities Fund II LLC                              7,162,339
                                       Litespeed Partners LP                                                     6,871,354
                                                                                                             -------------
                                                                                                                28,576,919
--------------------------------------------------------------------------------------------------------------------------
Fixed Income - 3.0%                    Smith Breeden Mortgage Partners LP                                        3,738,740
--------------------------------------------------------------------------------------------------------------------------
Multi-Strategy - 2.8%                  Double Black Diamond LP                                                   3,571,077
--------------------------------------------------------------------------------------------------------------------------
Total Investments ** (Cost - $115,450,000*) - 100.6%                                                           126,800,086

Liabilities in Excess of Other Assets - (0.6%)                                                                    (697,674)
                                                                                                             -------------
Net Assets - 100.0%                                                                                          $ 126,102,412
                                                                                                             =============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost ...........................................  $ 114,424,313
                                                                  =============
      Gross unrealized appreciation ............................  $  10,890,295
      Gross unrealized depreciation ............................     (1,004,532)
                                                                  -------------
      Net unrealized appreciation ..............................  $   9,885,763
                                                                  =============

**    Non-income producing securities.

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Multi-Strategy Hedge Opportunities LLC


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Multi-Strategy Hedge Opportunities LLC

Date: August 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -------------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Multi-Strategy Hedge Opportunities LLC

Date: August 23, 2006


By: /s/ Donald C. Burke
    -------------------------------
    Donald C. Burke
    Chief Financial Officer
    Multi-Strategy Hedge Opportunities LLC

Date: August 23, 2006